Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue
License revenue	$ 2,630,484		$ 175,052
Other income
Miscellaneous income	1,008,678	$ 800,460	702,743
Grant income	3,214,441	3,316,273	887,083
Other income	322,518	433
Interest income	177,186	104,368	264,043
Total revenue and other income	7,353,307	4,221,534	2,028,921
Segment Result	(12,744,344)	(10,104,593)	(63,196,201)
Profit/(loss) before income tax expense	(12,744,344)	(10,104,593)	(63,196,201)
Income tax benefit	(1,676)	737,387	1,181,017
Loss after income tax expense	(12,746,020)	(9,367,206)	(62,015,184)
Total segment assets	46,998,783	34,963,796	42,554,067
Total segment liabilities	13,476,856	8,431,490	7,236,554
Cancer Immunotherapy [member]
Revenue
License revenue	2,630,484		175,052
Other income
Miscellaneous income	1,008,678	800,460	702,743
Grant income	3,214,441	3,316,273	887,083
Total revenue and other income	6,853,603	4,116,733	1,764,878
Segment Result	(13,054,065)	(10,209,394)	(63,460,244)
Profit/(loss) before income tax expense	(13,054,065)	(10,209,394)	(63,460,244)
Total segment assets	46,998,783	34,963,796	42,554,067
Total segment liabilities	13,476,856	8,431,490	7,236,554
Unallocated [member]
Other income
Other income	322,518	433
Interest income	177,186	104,368	264,043
Total revenue and other income	499,704	104,801	264,043
Segment Result	309,721	104,801	264,043
Profit/(loss) before income tax expense	$ 309,721	$ 104,801	$ 264,043